Note 7 - Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	As of:
	March 31,	March 31,
	2023	2022
Revolving credit facility	$180,598	$20,508

Term loans
Term Loan A-1
Outstanding principal	89,000	93,000
Unamortized debt issuance costs	(68)	(100)
Term Loan A-1, net	88,932	92,900

Term Loan A-2
Outstanding principal	173,500	-
Unamortized debt issuance costs	(551)	-
Term Loan A-2, net	172,949	-

Other	216	216
Total long-term debt	442,695	113,624
Less current portion	10,000	4,000
Long-term debt, less current portion	$432,695	$109,624

Schedule of Line of Credit Facilities [Table Text Block]
	As of:
	March 31,	March 31,
	2023	2022
Outstanding borrowings	$180,598	$20,508
Interest rate	6.34%	1.71%
	Fiscal Year:
	2023	2022
Maximum amount of borrowings	$350,828	$58,323
Average outstanding borrowings	$159,670	$22,357
Weighted average interest rate	5.03%	1.37%

Schedule of Maturities of Long-Term Debt [Table Text Block]
2024	$10,000
2025	10,000
2026	267,598
2027	6,000
2028	149,500
Thereafter	216
Total	$443,314